Schedule of investments
Delaware Premium Income Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 123.55%♦
Communication Services — 10.06%
Alphabet Class A ~, †	600	$ 1,738,224
Comcast Class A ~	27,600	1,389,108
Meta Platforms Class A ~, †	5,900	1,984,465
		5,111,797
Consumer Discretionary — 16.75%
Booking Holdings ~, †	500	1,199,615
Darden Restaurants ~	9,800	1,476,272
Home Depot ~	5,900	2,448,559
TJX ~	16,800	1,275,456
Whirlpool ~	9,000	2,111,940
		8,511,842
Consumer Staples — 10.66%
Constellation Brands Class A ~	9,400	2,359,118
Mondelez International Class A ~	22,700	1,505,237
Philip Morris International ~	11,200	1,064,000
Sysco ~	6,200	487,010
		5,415,365
Energy — 6.53%
Chevron ~	20,500	2,405,675
Exxon Mobil ~	14,900	911,731
		3,317,406
Financials — 13.84%
American Express ~	9,300	1,521,480
Bank of America ~	44,200	1,966,458
BlackRock ~	2,400	2,197,344
JPMorgan Chase & Co. ~	8,500	1,345,975
		7,031,257
Healthcare — 14.10%
Amgen ~	3,200	719,904
Bristol-Myers Squibb ~	24,800	1,546,280
Merck & Co. ~	19,900	1,525,136
Pfizer ~	41,000	2,421,050
UnitedHealth Group ~	1,900	954,066
		7,166,436
Industrials — 15.94%
Boeing ~, †	7,500	1,509,900
CSX ~	66,800	2,511,680
Lockheed Martin ~	6,200	2,203,542
Raytheon Technologies ~	9,800	843,388
United Rentals ~, †	3,100	1,030,099
		8,098,609
Information Technology — 30.99%
Apple ~	14,800	2,628,036
Broadcom ~	8,000	5,323,280
Cisco Systems ~	39,600	2,509,452
Corning ~	71,100	2,647,053
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
First Solar ~, †	10,200	$ 889,032
Texas Instruments ~	4,000	753,880
Visa Class A ~	4,600	996,866
		15,747,599
Materials — 2.48%
PPG Industries ~	7,300	1,258,812
		1,258,812
Utilities — 2.20%
NextEra Energy ~	12,000	1,120,320
		1,120,320
Total Common Stock (cost $47,323,557)		62,779,443

Short-Term Investments — 2.32%
Money Market Mutual Funds — 2.32%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	294,137	294,137
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	294,137	294,137
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	294,137	294,137
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	294,136	294,136
Total Short-Term Investments (cost $1,176,547)		1,176,547
Total Value of Securities Before Options Written—125.87% (cost $48,500,104)		63,955,990
	Number of contracts
Options Written — (25.78%)
Equity Call Options — (25.78%)
Alphabet, strike price $2,120, expiration date 3/18/22, notional amount $(848,000)	(4)	(316,040)
Alphabet, strike price $2,450, expiration date 6/17/22, notional amount $(490,000)	(2)	(104,000)
NQ-QMV [12/21] 2/22 (2028207)    1

Schedule of investments
Delaware Premium Income Fund (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
American Express, strike price $140, expiration date 6/17/22, notional amount $(1,302,000)	(93)	$ (267,840)
Amgen, strike price $180, expiration date 1/20/23, notional amount $(576,000)	(32)	(157,120)
Apple, strike price $121.25, expiration date 6/17/22, notional amount $(1,794,500)	(148)	(860,620)
Bank of America, strike price $40, expiration date 9/16/22, notional amount $(1,768,000)	(442)	(293,930)
BlackRock, strike price $720, expiration date 6/17/22, notional amount $(1,728,000)	(24)	(489,960)
Boeing, strike price $190, expiration date 1/21/22, notional amount $(1,425,000)	(75)	(100,688)
Booking Holdings, strike price $1,880, expiration date 3/18/22, notional amount $(376,000)	(2)	(108,680)
Booking Holdings, strike price $1,950, expiration date 9/16/22, notional amount $(585,000)	(3)	(167,595)
Bristol-Myers Squibb, strike price $57.50, expiration date 6/17/22, notional amount $(1,426,000)	(248)	(152,520)
Broadcom, strike price $400, expiration date 6/17/22, notional amount $(1,560,000)	(39)	(1,040,910)
Broadcom, strike price $530, expiration date 7/15/22, notional amount $(2,173,000)	(41)	(594,705)
Chevron, strike price $100, expiration date 1/20/23, notional amount $(2,050,000)	(205)	(432,037)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Cisco Systems, strike price $50, expiration date 1/20/23, notional amount $(1,980,000)	(396)	$ (586,080)
Comcast, strike price $47.50, expiration date 1/21/22, notional amount $(1,311,000)	(276)	(81,144)
Constellation Brands, strike price $200, expiration date 1/20/23, notional amount $(1,880,000)	(94)	(557,890)
Corning, strike price $33, expiration date 5/20/22, notional amount $(1,815,000)	(550)	(287,375)
Corning, strike price $37, expiration date 1/21/22, notional amount $(595,700)	(161)	(14,329)
CSX, strike price $29.17, expiration date 6/17/22, notional amount $(1,948,556)	(668)	(594,520)
Darden Restaurants, strike price $120, expiration date 4/14/22, notional amount $(408,000)	(34)	(107,440)
Darden Restaurants, strike price $125, expiration date 4/14/22, notional amount $(800,000)	(64)	(173,120)
Exxon Mobil, strike price $57.50, expiration date 6/17/22, notional amount $(856,750)	(149)	(89,773)
First Solar, strike price $75, expiration date 6/17/22, notional amount $(765,000)	(102)	(176,970)
Home Depot, strike price $290, expiration date 6/17/22, notional amount $(1,711,000)	(59)	(751,217)
JPMorgan Chase & Co., strike price $140, expiration date 1/20/23, notional amount $(1,190,000)	(85)	(215,900)

2    NQ-QMV [12/21] 2/22 (2028207)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Lockheed Martin, strike price $320, expiration date 6/17/22, notional amount $(1,984,000)	(62)	$ (259,470)
Merck & Co., strike price $65, expiration date 6/17/22, notional amount $(1,293,500)	(199)	(247,755)
Meta Platforms, strike price $300, expiration date 3/18/22, notional amount $(420,000)	(14)	(61,670)
Meta Platforms, strike price $285, expiration date 6/17/22, notional amount $(1,282,500)	(45)	(286,312)
Mondelez International, strike price $52.50, expiration date 1/20/23, notional amount $(1,191,750)	(227)	(339,365)
NextEra Energy, strike price $70, expiration date 6/17/22, notional amount $(840,000)	(120)	(286,800)
Pfizer, strike price $37, expiration date 9/16/22, notional amount $(1,517,000)	(410)	(912,250)
Philip Morris International, strike price $80, expiration date 6/17/22, notional amount $(896,000)	(112)	(178,920)
PPG Industries, strike price $130, expiration date 5/20/22, notional amount $(520,000)	(40)	(173,400)
PPG Industries, strike price $140, expiration date 2/18/22, notional amount $(462,000)	(33)	(108,075)
Raytheon Technologies, strike price $75, expiration date 6/17/22, notional amount $(375,000)	(50)	(63,625)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Raytheon Technologies, strike price $80, expiration date 6/17/22, notional amount $(384,000)	(48)	$ (43,320)
Sysco, strike price $65, expiration date 5/20/22, notional amount $(201,500)	(31)	(44,330)
Sysco, strike price $70, expiration date 5/20/22, notional amount $(217,000)	(31)	(31,310)
Texas Instruments, strike price $170, expiration date 6/17/22, notional amount $(680,000)	(40)	(98,100)
TJX, strike price $62.50, expiration date 4/14/22, notional amount $(1,050,000)	(168)	(236,460)
United Rentals, strike price $300, expiration date 3/18/22, notional amount $(930,000)	(31)	(128,495)
UnitedHealth Group, strike price $390, expiration date 6/17/22, notional amount $(741,000)	(19)	(227,573)
Visa, strike price $175, expiration date 9/16/22, notional amount $(805,000)	(46)	(216,315)
Whirlpool, strike price $200, expiration date 1/20/23, notional amount $(1,800,000)	(90)	(431,550)
Total Options Written (premium received $10,242,470)		$(13,097,498)

Liabilities Net of Receivables and Other Assets—(0.09%)		(45,062)
Net Assets Applicable to 4,771,472 Shares Outstanding—100.00%		$50,813,430
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.

NQ-QMV [12/21] 2/22 (2028207)    3

Schedule of investments
Delaware Premium Income Fund (Unaudited)
Summary of abbreviations:
GS – Goldman Sachs
4    NQ-QMV [12/21] 2/22 (2028207)